Document And Entity Information	6 Months Ended
	Jun. 30, 2013	Jul. 15, 2013
Document And Entity Information [Abstract]
Document Type	10-Q
Amendment Flag	false
Document Period End Date	Jun 30, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q2
Entity Registrant Name	RADIOSHACK CORP
Entity Central Index Key	0000096289
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding		99,703,041

Condensed Consolidated Statements Of Comprehensive Income (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Condensed Consolidated Statements Of Comprehensive Income [Abstract]
Net sales and operating revenues	$ 844.5	$ 848.6	$ 1,693.5	$ 1,761.9
Cost of products sold (includes depreciation amounts of $2.2 million, $2.1 million, $4.5 million, and $4.1 million, respectively)	530.7	508.4	1,042.4	1,051.6
Gross profit	313.8	340.2	651.1	710.3
Operating expenses:
Selling, general and administrative	336.9	337	674.8	682.3
Depreciation and amortization	15.5	16.3	32	33.5
Impairment of long-lived assets	2.8	1	4.2	1.5
Total operating expenses	355.2	354.3	711	717.3
Operating (loss) income	(41.4)	(14.1)	(59.9)	(7)
Interest income	0.3	0.3	0.7	0.8
Interest expense	(14.1)	(12.9)	(29.1)	(26)
Other loss			(0.3)
Loss from continuing operations before income taxes	(55.2)	(26.7)	(88.6)	(32.2)
Income tax benefit	(1.8)	(10.5)	(0.4)	(11.3)
Loss from continuing operations	(53.4)	(16.2)	(88.2)	(20.9)
Discontinued operations, net of income taxes	0.3	(4.8)	(8.2)	(8.1)
Net income (loss)	(53.1)	(21)	(96.4)	(29)
Basic and diluted net loss per share:
Loss per share from continuing operations	$ (0.53)	$ (0.16)	$ (0.88)	$ (0.21)
Loss per share from discontinued operations		$ (0.05)	$ (0.08)	$ (0.08)
Net loss per share	$ (0.53)	$ (0.21)	$ (0.96)	$ (0.29)
Shares used in computing net loss per share:
Basic and diluted	100.7	100.1	100.7	100
Comprehensive loss	$ (56.7)	$ (23.9)	$ (95.7)	$ (26.3)

Condensed Consolidated Statements Of Comprehensive Income (Parenthetical) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Condensed Consolidated Statements Of Comprehensive Income [Abstract]
Cost of products sold, depreciation	$ 2.2	$ 2.1	$ 4.5	$ 4.1

Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012
Current assets:
Cash and cash equivalents	$ 432	$ 535.7	$ 517.7
Accounts and notes receivable, net	218.5	452.5	250
Inventories	825.8	908.3	828.7
Other current assets	90.4	85.4	144.8
Total current assets	1,566.7	1,981.9	1,741.2
Property, plant and equipment, net	208.8	239	256.5
Goodwill, net	36.5	36.6	38.4
Other assets, net	41.5	41.6	51.6
Total assets	1,853.5	2,299.1	2,087.7
Current liabilities:
Current maturities of long-term debt	213.5	278.7	355.4
Accounts payable	200.7	435.6	352.3
Accrued expenses and other current liabilities	213.4	263.9	241.7
Total current liabilities	627.6	978.2	949.4
Long-term debt, excluding current maturities	499.2	499	323.9
Other non-current liabilities	220.1	223.2	109.8
Total liabilities	1,346.9	1,700.4	1,383.1
Commitments and contingencies (See note 8)
Stockholders' equity:
Preferred stock, no par value, 1,000,000 shares authorized: Series A junior participating, 300,000 shares designated and none issued
Common stock, $1 par value, 650,000,000 shares authorized; 146,033,000 shares issued	146	146	146
Additional paid-in capital	134.2	133.3	135.5
Retained earnings	1,264.4	1,360.8	1,471.2
Treasury stock, at cost; 46,330,000, 46,425,000, and 46,591,000 shares, respectively	(1,031.2)	(1,033.9)	(1,038.9)
Accumulated other comprehensive loss	(6.8)	(7.5)	(9.2)
Total stockholders' equity	506.6	598.7	704.6
Total liabilities and stockholders' equity	$ 1,853.5	$ 2,299.1	$ 2,087.7

Consolidated Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012
Consolidated Balance Sheets [Abstract]
Preferred stock, no par value	$ 0	$ 0	$ 0
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Series A junior participating, shares designated	300,000	300,000	300,000
Series A junior participating, shares issued	0	0	0
Common stock, par value	$ 1	$ 1	$ 1
Common stock, shares authorized	650,000,000	650,000,000	650,000,000
Common stock, shares issued	146,033,000	146,033,000	146,033,000
Treasury stock, shares	46,330,000	46,425,000	46,591,000

Consolidated Statements Of Cash Flows (USD $) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Cash flows from operating activities:
Net loss	$ (96.4)	$ (29)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	37.7	41
Amortization of discounts on long-term debt	6.2	8.7
Impairment of long-lived assets	4.2	1.5
Stock-based compensation	4.8	3.7
Other non-cash items	1.9	3.1
Changes in assets and liabilities:
Accounts and notes receivable	234.1	110.1
Inventories	82.5	(83.2)
Other current assets	1.1	(3)
Accounts payable	(155.7)	20.5
Accrued expenses and other	(57.4)	(50.5)
Net cash provided by operating activities	63	22.9
Cash flows from investing activities:
Additions to property, plant and equipment	(11.7)	(27.7)
Proceeds from sale of property, plant and equipment	6.5
Changes in restricted cash	(5.6)	(26.5)
Other investing activities	(3.6)	0.1
Net cash used in investing activities	(14.4)	(54.1)
Cash flows from financing activities:
Principal amount of long-term debt repayments	(72.5)
Payments of dividends		(24.9)
Changes in cash overdrafts	(79.8)	(17.9)
Net cash used in financing activities	(152.3)	(42.8)
Net decrease in cash and cash equivalents	(103.7)	(74)
Cash and cash equivalents, beginning of period	535.7	591.7
Cash and cash equivalents, end of period	$ 432	$ 517.7

Basis Of Presentation	6 Months Ended
Jun. 30, 2013
Basis Of Presentation [Abstract]
Basis Of Presentation

NOTE 1 – BASIS OF PRESENTATION

Throughout this report, the terms “our,” “we,” “us,” “Company,” and “RadioShack” refer to RadioShack Corporation, including its subsidiaries. We prepared the accompanying unaudited condensed consolidated financial statements, which include the accounts of RadioShack Corporation and all majority-owned domestic and foreign subsidiaries, in accordance with the rules of the Securities and Exchange Commission (“SEC”). Accordingly, we did not include all of the information and footnotes required by generally accepted accounting principles (“GAAP”) for complete financial statements. In management’s opinion, all adjustments of a normal recurring nature considered necessary for a fair statement are included. However, our operating results for the three and six month periods ended June 30, 2013 and 2012, do not necessarily indicate the results you might expect for the full year. For further information, refer to our consolidated financial statements and management's discussion and analysis of financial condition and results of operations included in our Annual Report on Form 10-K for the year ended December 31, 2012.

Reclassifications: Certain amounts in the June 30, 2012, financial statements have been reclassified to conform to the June 30, 2013, and December 31, 2012, presentations. These reclassifications had no effect on net income, total assets, total liabilities, or total stockholders’ equity as previously reported. The most significant reclassification was a change to our presentation of certain deferred rent in the amount of $25.8 million from a current liability to a non-current liability in our June 30, 2012, Consolidated Balance Sheet to be more consistent with retail industry practice.

New Accounting Standards	6 Months Ended
Jun. 30, 2013
New Accounting Standards [Abstract]
New Accounting Standards

NOTE 2 – NEW ACCOUNTING STANDARDS

New Accounting Standards: In February 2013, the Financial Accounting Standards Board (“FASB”) issued new accounting guidance to update the presentation of reclassifications from comprehensive income to net income in consolidated financial statements. Under this new guidance, an entity is required to provide information about the amounts reclassified out of accumulated other comprehensive income either by the respective line items of net income or by cross-reference to other required disclosures. The new guidance does not change the requirements for reporting net income or other comprehensive income in financial statements. This guidance is effective for fiscal years beginning after December 15, 2012. We adopted this guidance effective January 1, 2013, and it did not have any effect on our consolidated financial statements.

Discontinued Operations	6 Months Ended
Jun. 30, 2013
Discontinued Operations [Abstract]
Discontinued Operations

NOTE 3  – DISCONTINUED OPERATIONS

We account for closed retail locations as discontinued operations when the cash flows of a retail location have been eliminated from our ongoing operations, and we do not have any significant continuing involvement in its operations. In reaching the determination as to whether the cash flows of a retail location have been eliminated from our ongoing operations, we consider whether it is likely that customers will migrate to our other retail locations in the same geographic market.

We ceased operating all of our Target Mobile centers prior to March 31, 2013. We concluded that the cash flows from these centers were eliminated from our ongoing operations. Therefore, the results of these operations, net of income taxes, have been presented as discontinued operations in the Condensed Consolidated Statements of Comprehensive Income for all periods presented.

Upon ceasing these operations, we transitioned substantially all of our Target Mobile center employees to a third-party service provider that will continue to operate these locations on Target Corporation’s behalf. Net sales and operating revenues related to these discontinued operations were $2.4 million for the second quarter of 2013 and $72.2 million for the first six months of 2013, compared with $104.7 million and $199.6 million, respectively, for the same periods last year. The income (loss) before income taxes for these discontinued operations was income of $0.4 million for the second quarter of 2013 and a loss of $7.9 million for the first six months of 2013, compared with losses of $7.1 million and $12.4 million, respectively, for the same periods last year.

The amounts reported in discontinued operations for the second quarter of 2013 related to adjustments of estimates to actual results for items such as sales returns, wireless deactivations, and advertising expenses.

Indebtedness	6 Months Ended
Jun. 30, 2013
Indebtedness [Abstract]
Indebtedness

NOTE 4 – INDEBTEDNESS

2013 Convertible Notes: In the first six months of 2013, we repurchased $72.5 million of aggregate principal amount of 2.50%  convertible senior notes due August 1, 2013 (the “2013 Convertible Notes”). We paid a total of $71.6 million, which consisted of the purchase price of $71.4 million for the 2013 Convertible Notes plus $0.2 million in accrued and unpaid interest, to the holders of the notes. This transaction resulted in a loss of $0.3 million, which was classified as other loss on our Condensed Consolidated Statements of Comprehensive Income. At June 30, 2013, there was $214.4 million aggregate principal amount of 2013 Convertible Notes still outstanding.

Net Loss Per Share	6 Months Ended
Jun. 30, 2013
Net Loss Per Share [Abstract]
Net Loss Per Share

NOTE 5 – NET LOSS PER SHARE

Basic net loss per share is computed based on the weighted average number of common shares outstanding for each period presented. Diluted net loss per share reflects the potential dilution that would have occurred if securities or other contracts to issue common stock were exercised, converted, or resulted in the issuance of common stock that would have then shared in our earnings.

The following table reconciles the numerator and denominator used in the basic and diluted net loss per share calculations for the periods presented:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
(In millions)	2013	2012	2013	2012

Numerator:
Loss from continuing operations	$(53.4)	$(16.2)	$(88.2)	$(20.9)
Discontinued operations, net of taxes	0.3	(4.8)	(8.2)	(8.1)
Net loss	$(53.1)	$(21.0)	$(96.4)	$(29.0)

Denominator:
Weighted-average common shares outstanding	100.7	100.1	100.7	100.0
Dilutive effect of stock-based awards	--	--	--	--
Weighted-average shares for diluted net loss per share	100.7	100.1	100.7	100.0

The following table includes common stock equivalents that were not included in the calculation of diluted net loss per share for the periods presented. These securities could be dilutive in future periods.

	Three Months Ended		Six Months Ended
	June 30,		June 30,
(In millions)	2013	2012	2013	2012

Employee stock options (1) (2)	10.0	7.4	10.0	7.4
Warrants to purchase common stock (3)	15.8	15.8	15.8	15.8
Convertible debt instruments (4)	9.0	15.8	9.0	15.8

(1)

Certain employee stock options were excluded from weighted-average shares for diluted net loss per share because the exercise prices exceeded the average market price of our common stock during the period, and the effect of their inclusion would be antidilutive. For the second quarter of 2013 and the first six months of 2013, 6.7 million employee stock options were excluded from both periods for this reason, compared with 7.4 million in the same periods last year.

(2)

Certain employee stock options were excluded from weighted-average shares for diluted net loss per share because the effect of their inclusion would reduce our net loss per share and would be antidilutive. For the second quarter of 2013 and the first six months of 2013, 3.3 million employee stock options were excluded from both periods for this reason.

(3)

These common stock equivalents were excluded because the exercise prices ($35.88 per share for all periods) exceeded the average market price of our common stock during these periods, and the effect of their inclusion would be antidilutive.

(4)

These common stock equivalents were excluded because the exercise prices ($23.77 per share for all periods) exceeded the average market price of our common stock during these periods, and the effect of their inclusion would be antidilutive.

Fair Value Measurements	6 Months Ended
Jun. 30, 2013
Fair Value Measurements [Abstract]
Fair Value Measurements

NOTE 6 – FAIR VALUE MEASUREMENTS

Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis

Basis of Fair Value Measurements
		Quoted Prices	Significant
		in Active	Other	Significant
	Fair Value	Markets for	Observable	Unobservable
	of Assets	Identical Items	Inputs	Inputs
(In millions)	(Liabilities)	(Level 1)	(Level 2)	(Level 3)

Three Months Ended June 30, 2013
Long-lived assets held and used	$1.1	--	--	$1.1

The FASB’s accounting guidance utilizes a fair value hierarchy that prioritizes the inputs to the valuation techniques used to measure fair value into three broad levels:

·	Level 1: Observable inputs such as quoted prices (unadjusted) in active markets for identical assets or liabilities
·

Level 2: Inputs, other than quoted prices, that are observable for the asset or liability, either directly or indirectly; these include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active

Level 3: Unobservable inputs that reflect the reporting entity’s own assumptions

U.S. RadioShack Company-Operated Stores: For the three months ended June 30, 2013, long-lived assets held and used in certain locations of our U.S. RadioShack company-operated stores segment with a total carrying value of $3.9 million were written down to their fair value of $1.1 million, resulting in an impairment charge of $2.8 million that was included in our operating results for the period.

The inputs used to calculate the fair value of these long-lived assets included the projected cash flows and a risk-adjusted rate of return that we estimated would be used by a market participant in valuing these assets. The projected cash flows for a particular store are based on average historical cash flows for that store and are projected through the remainder of its lease. The risk-adjusted rates of return used to discount these cash flows range from 15% to 20%.

Fair Value of Financial Instruments: Financial instruments not measured at fair value on a recurring basis include cash and cash equivalents, restricted cash, accounts receivable, accounts payable, accrued liabilities, and long-term debt. With the exception of long-term debt, the financial statement carrying amounts of these items approximate their fair values due to their short-term nature. Estimated fair values for our 2013 Convertible Notes and our 6.75% unsecured notes due in 2019 (“2019 Notes”) were determined using recent trading activity and/or bid-ask spreads and are classified as Level 2 in the FASB’s fair value hierarchy. Estimated fair values of our secured term loans approximate their carrying values and are classified as Level 3.

Carrying amounts and the related estimated fair values of our long-term debt financial instruments are as follows:

			Basis of Fair Value Measurements
			Quoted Prices	Significant
			in Active	Other	Significant
			Markets for	Observable	Unobservable
	Carrying	Fair Value	Identical Items	Inputs	Inputs
(In millions)	Amount	of Liabilities	(Level 1)	(Level 2)	(Level 3)

As of June 30, 2013
2013 Convertible Notes	$213.5	$211.7	--	$211.7	--
2019 Notes	$323.2	$229.9	--	$229.9	--
Secured term loans	$175.0	$175.0	--	--	$175.0
Other	$1.0	$1.0	--	--	$1.0

As of December 31, 2012
2013 Convertible Notes	$278.7	$265.9	--	$265.9	--
2019 Notes	$323.0	$198.3	--	$198.3	--
Secured term loans	$175.0	$175.0	--	--	$175.0
Other	$1.0	$1.0	--	--	$1.0

Income Taxes	6 Months Ended
Jun. 30, 2013
Income Taxes [Abstract]
Income Taxes

NOTE 7 – INCOME TAXES

We continue to provide a valuation allowance against all of our U.S. federal and state deferred tax assets. As a result, we did not record any U.S. federal or state income tax benefit related to our operating losses for the first six months of 2013. We continue to recognize income tax expense related to our foreign operations and interest accrued on our liabilities for uncertain tax positions. In addition, we continue to recognize income tax expense in certain state jurisdictions.

The effective rate for the second quarter and for the first six months of 2013 was affected by the recognition of previously unrecognized tax benefits of $2.5 million due to the settlement of state income tax matters during the periods.

Commitments And Contingencies	6 Months Ended
Jun. 30, 2013
Commitments And Contingencies [Abstract]
Commitments And Contingencies

NOTE 8 – COMMITMENTS AND CONTINGENCIES

Loss Contingencies:    FASB Accounting Standards Codification Topic 450 - Contingencies (“ASC 450”) governs our disclosure and recognition of loss contingencies, including pending claims, lawsuits, disputes with third parties, investigations and other actions that are incidental to the operation of our business. ASC 450 uses the following defined terms to describe the likelihood of a future loss:  probable – the future event or events are likely to occur, remote – the chance of the future event or events is slight, and reasonably possible – the chance of the future event or events occurring is more than remote but less than likely. ASC 450 also contains certain requirements with respect to how we accrue for and disclose information concerning our loss contingencies. We accrue for a loss contingency when we conclude that the likelihood of a loss is probable and the amount of the loss can be reasonably estimated. When the reasonable estimate of the loss is within a range of amounts, and no amount in the range constitutes a better estimate than any other amount, we accrue for the amount at the low end of the range. We adjust our accruals from time to time as we receive additional information, but the loss we incur may be significantly greater than or less than the amount we have accrued. We disclose loss contingencies if there is at least a reasonable possibility that a loss has been incurred. No accrual or disclosure is required for losses that are remote.

Brookler v. RadioShack Corporation:  On April 6, 2004, plaintiffs filed a putative class action in Los Angeles Superior Court, Brookler v. RadioShack Corporation, claiming that we violated California's wage and hour laws relating to meal and rest periods. The meal period portion of the case was originally certified as a class action in February 2006. Our first Motion for Decertification of the class was denied in August 2007. After a favorable decision at the California Court of Appeals in a similar case, Brinker Restaurant Corporation v. Superior Court, we filed a second motion for decertification and in October 2008 the trial court granted our motion. The plaintiffs in Brookler appealed this ruling. Due to the unsettled nature of California law regarding the obligations of employers with respect to meal periods, we and the Brookler plaintiffs requested that the California Court of Appeals stay its ruling on the plaintiffs’ appeal of the class decertification ruling pending the California Supreme Court’s decision in Brinker. The appellate court denied this joint motion and then heard oral arguments in the case on August 5, 2010. On August 26, 2010, the California Court of Appeals reversed the trial court’s decertification of the class, and our Petition for Rehearing was denied on September 14, 2010. On September 28, 2010, we filed a Petition for Review with the California Supreme Court, which granted review and placed the case on hold pending its decision in Brinker. On April 12, 2012, the California Supreme Court issued its decision in Brinker. On June 20, 2012, the California Supreme Court remanded the Brookler case to the California Court of Appeals instructing it to vacate its prior order and reconsider its ruling in light of the Supreme Court’s ruling in Brinker. Both parties filed supplemental briefs and oral argument was held on November 1, 2012. On December 5, 2012, the Court of Appeals affirmed the trial court’s decertification of the meal period class. Plaintiff filed a motion to amend his Complaint to assert rest and meal period as well as off the clock and PAGA claims and to add an additional class representative on June 14, 2013, On July 18, 2013, the Court granted the motion to amend and plaintiff filed his Second Amended Complaint. The outcome of this case is uncertain and the ultimate resolution of it could have a material adverse effect on our consolidated financial statements in the period in which the resolution is recorded.

Ordonez v. RadioShack Corporation:  In May 2010, Daniel Ordonez, on behalf of himself and all other similarly situated current and former employees, filed a Complaint against the Company in the Los Angeles Superior Court. In July 2010, Ordonez filed an Amended Complaint alleging, among other things, that we failed to provide required meal periods and rest breaks, pay for all time worked, pay overtime compensation, pay minimum wages, and maintain required records. In September 2010 we removed the case to the United States District Court for the Central District of California. The proposed putative class in Ordonez consists of all current and former non-exempt employees who held the position of sales associate or stock person for a period within the four (4) years preceding the filing of the Complaint. The meal period claims raised in Ordonez are similar to the claims raised in Brookler as discussed above. Pursuant to a motion filed by the Ordonez parties, the court granted a Stipulation and Order to Stay Proceedings pending the decision of the California Supreme Court in the Brinker case. On April 12, 2012, the California Supreme Court issued its decision in Brinker. On July 27, 2012, Ordonez filed a Motion for Class Certification. A hearing on the Motion was held on November 19, 2012. On January 17, 2013, the court denied, without prejudice, Ordonez’s Motion for Class Certification as to all claims. On February 4, 2013, Ordonez filed a Motion for Reconsideration of the court’s denial of class certification with regard to the rest period claim. The court ordered that Ordonez could take one additional deposition and file a renewed Motion for Class Certification. The deposition was conducted on May 23, 2013 and the deadline for filing the motion is July 26, 2013. The outcome of this case is uncertain and the ultimate resolution of it could have a material adverse effect on our consolidated financial statements in the period in which the resolution is recorded.

Song-Beverly Credit Card Act Litigation:  In November 2010 RadioShack received service of process with respect to the first of four putative class action lawsuits filed in California (Sosinov v. RadioShack, Los Angeles Superior Court; Bitter v. RadioShack, Federal District Court, Central District of California; Moreno v. RadioShack, Federal District Court, Southern District of California; and Grant v. RadioShack, San Francisco Superior Court). The plaintiffs in all of these cases seek damages under California’s Song-Beverly Credit Card Act (the “Act”). Plaintiffs claim that under one section of the Act, retailers are prohibited from recording certain personal identification information regarding their customers while processing credit card transactions unless certain statutory exceptions are applicable. The Act provides that any person who violates this section is subject to a civil penalty not to exceed $250 for the first violation and $1,000 for each subsequent violation. In each of the cases, plaintiffs allege that we violated the Act by asking them for personal identification information while processing a credit card transaction and then recording it. In May 2011 the Bitter case was stayed by the court pending the conclusion of the Sosinov case. In June 2012, the Moreno case was settled for a nominal amount and dismissed. In July 2012, we reached a settlement of the Sosinov case. In November 2012, the court granted preliminary approval of the settlement. Notices were sent to the class members. On March 27, 2013, the court granted final approval of the settlement. The class of plaintiffs in the Sosinov case includes the plaintiffs in the Grant and Bitter cases. Therefore resolving the Sosinov case should resolve the Grant and Bitter claims, although the Bitter and Grant cases have not yet been dismissed. We expect these cases to be dismissed within the next few months. The settlement will not have a material adverse effect on our consolidated financial statements.

FACTA Litigation:  On September 26, 2011, Scott D.H. Redman filed a putative class action lawsuit against the Company in the United States District Court for the Northern District of Illinois. Mr. Redman claims that we violated certain provisions of the Fair and Accurate Credit Transactions Act of 2003 (“FACTA”), which amended the Fair Credit Reporting Act, by displaying the expiration dates of our customers’ credit or debit cards on electronically printed transaction receipts. Mr. Redman filed a motion seeking to certify a class that includes all persons to whom the Company provided an electronically printed transaction receipt, in transactions occurring after June 3, 2008, that displayed the expiration date of the person’s credit or debit card. On November 3, 2011, Mario Aliano and Vitoria Radavicuite filed a similar putative class action lawsuit against the Company, also in the United States District Court for the Northern District of Illinois, alleging similar violations of FACTA. Mr. Aliano and Ms. Radavicuite initially filed a motion seeking to certify a class that includes all persons to whom the Company provided an electronically printed transaction receipt, in transactions occurring in Illinois after June 3, 2008, that displayed the expiration date of the person's credit or debit card. On December 28, 2011, Mr. Aliano and Ms. Radavicuite filed an amended complaint and an amended motion seeking to certify a class that was not limited to transactions occurring in Illinois. On January 11, 2012, the Aliano lawsuit was reassigned to the judge presiding over the Redman lawsuit on the basis of relatedness, and the two cases were consolidated for all purposes. On January 25, 2012, the presiding judge referred the matter to the magistrate judge assigned to the consolidated cases for mediation, extending the time by which the Company must respond to the pending complaints to such time as the magistrate judge shall order, and holding the motions for class certification in abeyance. In November 2012 the parties reached a tentative settlement. On May 16, 2013, the parties executed a settlement agreement. On May 29, 2013, the court granted preliminary approval of the settlement. Notices of the settlement have been mailed to known class members and published in several national publications. A hearing on final approval of the settlement is set for September 17, 2013. The outcome of these cases is still uncertain and the ultimate resolution of them could have a material adverse effect on our consolidated financial statements in the period in which the resolution is recorded.

Additional Disclosure:  For certain loss contingencies, we are currently able to estimate the reasonably possible loss or range of loss, including reasonably possible loss amounts in excess of our accruals, and we estimate that the aggregate of these amounts could be up to $16.6 million. This amount reflects recent developments in case law that pertain to certain claims currently pending against the Company. Probable and reasonably possible losses that we are currently unable to estimate are not included in this amount. In future periods, we may recognize a loss for all, part, or none of this amount.

We are currently unable to estimate the reasonably possible loss or range of loss in respect of certain loss contingencies. Some cases remain in an early stage, with few or no substantive legal decisions by the court defining the scope of the claims, the class (if any), or the potential damages. In addition, in some cases we are not able to estimate the amount of the loss, due to a significant unresolved question of law that is expected to have a significant impact on the probability or amount of loss when resolved. As these matters develop and we receive additional information, we may be able to estimate reasonably possible losses or range of loss for these matters.

Our evaluation of our loss contingencies involves subjective assessments, assumptions, and judgments, and actual losses incurred in future periods may differ significantly from our estimates. Accordingly, although occasional adverse resolutions may occur and negatively affect our consolidated financial statements in the period of the resolution, we believe that the ultimate resolution of our loss contingencies for which we have not accrued losses will not materially adversely affect our financial condition.

Segment Reporting	6 Months Ended
Jun. 30, 2013
Segment Reporting [Abstract]
Segment Reporting

NOTE 9 – SEGMENT REPORTING

The U.S. RadioShack company-operated stores segment consists solely of our 4,311 U.S. company-operated retail stores, all operating under the RadioShack brand name. We evaluate the performance of our segments based on operating income, which is defined as sales less cost of products sold and certain direct operating expenses, including labor, rent, and occupancy costs. Asset balances by segment have not been included in the table below, as these are managed on a company-wide level and are not fully allocated to segments for management reporting purposes. Amounts in the other category reflect our business activities that are not separately reportable, which include sales to our independent dealers, sales generated by our Mexican subsidiary and our www.radioshack.com website, sales to commercial customers, and sales to other third parties through our global sourcing operations.

Revenue by reportable segment is as follows:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
(In millions)	2013	2012	2013	2012
U.S. RadioShack company-operated stores	$768.7	$772.4	$1,538.8	$1,606.0
Other	75.8	76.2	154.7	155.9
	$844.5	$848.6	$1,693.5	$1,761.9

Operating income (loss) by reportable segment and the reconciliation to loss from continuing operations before income taxes are as follows:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
(In millions)	2013	2012	2013	2012
U.S. RadioShack company-operated stores	$39.4	$72.0	$100.6	$163.3
Other	3.3	6.0	11.6	14.4
	42.7	78.0	112.2	177.7

Unallocated (1)	(84.1)	(92.1)	(172.1)	(184.7)
Operating loss	(41.4)	(14.1)	(59.9)	(7.0)

Interest income	0.3	0.3	0.7	0.8
Interest expense	(14.1)	(12.9)	(29.1)	(26.0)
Other loss	--	--	(0.3)	--
Loss from continuing operations before income taxes	$(55.2)	$(26.7)	$(88.6)	$(32.2)

(1)

The unallocated category included in operating income relates to our overhead and corporate expenses that are not allocated to our operating segments for management reporting purposes. Unallocated costs include corporate departmental expenses such as labor and benefits, advertising, insurance, distribution, and information technology costs, plus certain unusual or infrequent gains or losses.

Supplemental Guarantor Financial Information	6 Months Ended
Jun. 30, 2013
Supplemental Guarantor Financial Information [Abstract]
Supplemental Guarantor Financial Information

NOTE 10 – SUPPLEMENTAL GUARANTOR FINANCIAL INFORMATION

The obligation to pay principal and interest on our 2019 Notes is jointly and severally guaranteed on a full and unconditional basis, subject to customary release provisions, by all of the guarantors under our amended and restated $450 million revolving credit agreement that expires on January 4, 2016 (the “2016 Credit Facility”). The 2019 Notes are guaranteed by all of our wholly-owned domestic subsidiaries except Tandy Life Insurance Company. Refer to Note 5 – “Indebtedness and Borrowing Facilities” of our consolidated financial statements included in our Annual Report on Form 10-K for the year ended December 31, 2012, for additional information on the 2019 Notes and the 2016 Credit Facility.

The following condensed consolidating financial information represents the financial information of RadioShack Corporation, its guarantor subsidiaries, and its non-guarantor subsidiaries prepared on the equity basis of accounting. Earnings of subsidiaries are, therefore, reflected in the parent company's investment accounts and earnings. The elimination entries primarily eliminate investments in subsidiaries and intercompany balances and transactions. The non-guarantor subsidiaries are comprised of the foreign subsidiaries of the Company and Tandy Life Insurance Company. The financial information may not necessarily be indicative of results of operations, cash flows or financial position had the guarantor or non-guarantor subsidiaries operated as independent entities.

Condensed Consolidating Statements of Comprehensive Income (unaudited)

For the Three Months Ended June 30, 2013

	RadioShack		Non-
	Corporation	Guarantor	Guarantor
(In millions)	(Parent Co.)	Subsidiaries	Subsidiaries	Eliminations	Consolidated

Net sales and operating revenues	$811.8	$624.9	$31.0	$(623.2)	$844.5
Cost of products sold	522.2	611.1	20.6	(623.2)	530.7
Gross profit	289.6	13.8	10.4	--	313.8

Operating expenses:
Selling, general and administrative	322.3	1.0	13.6	--	336.9
Depreciation and amortization	14.7	--	0.8	--	15.5
Impairment of long-lived assets	2.8	--	--	--	2.8
Total operating expenses	339.8	1.0	14.4	--	355.2

Operating (loss) income	(50.2)	12.8	(4.0)	--	(41.4)

Interest income	--	2.8	1.5	(4.0)	0.3
Interest expense	(17.9)	--	(0.2)	4.0	(14.1)
Other income	--	--	--	--	--

(Loss) income from continuing operations
before income taxes	(68.1)	15.6	(2.7)	--	(55.2)
Income tax (benefit) expense	(4.7)	4.0	(1.1)	--	(1.8)
Equity in earnings of subsidiaries, net of income taxes	10.3	(1.9)	--	(8.4)	--

(Loss) income from continuing operations	(53.1)	9.7	(1.6)	(8.4)	(53.4)
Discontinued operations, net of income taxes	--	0.3	--	--	0.3

Net (loss) income	$(53.1)	$10.0	$(1.6)	$(8.4)	$(53.1)

Comprehensive (loss) income	$(56.7)	$6.4	$(5.1)	$(1.3)	$(56.7)

Condensed Consolidating Statements of Comprehensive Income (unaudited)

For the Three Months Ended June 30, 2012

	RadioShack		Non-
	Corporation	Guarantor	Guarantor
(In millions)	(Parent Co.)	Subsidiaries	Subsidiaries	Eliminations	Consolidated

Net sales and operating revenues	$933.0	$864.8	$27.9	$(977.1)	$848.6
Cost of products sold	646.9	821.2	17.4	(977.1)	508.4
Gross profit	286.1	43.6	10.5	--	340.2

Operating expenses:
Selling, general and administrative	324.2	1.8	11.0	--	337.0
Depreciation and amortization	15.8	--	0.5	--	16.3
Impairment of long-lived assets	1.0	--	--	--	1.0
Total operating expenses	341.0	1.8	11.5	--	354.3

Operating (loss) income	(54.9)	41.8	(1.0)	--	(14.1)

Interest income	--	2.8	1.4	(3.9)	0.3
Interest expense	(16.8)	--	--	3.9	(12.9)

(Loss) income from continuing operations
before income taxes	(71.7)	44.6	0.4	--	(26.7)
Income tax (benefit) expense	(29.0)	19.1	(0.6)	--	(10.5)
Equity in earnings of subsidiaries, net of income taxes	21.7	0.6	--	(22.3)	--

(Loss) income from continuing operations	(21.0)	26.1	1.0	(22.3)	(16.2)
Discontinued operations, net of income taxes	--	(4.8)	--	--	(4.8)

Net (loss) income	$(21.0)	$21.3	$1.0	$(22.3)	$(21.0)

Comprehensive (loss) income	$(23.9)	$18.2	$(2.2)	$(16.0)	$(23.9)

Condensed Consolidating Statements of Comprehensive Income (unaudited)

For the Six Months Ended June 30, 2013

	RadioShack		Non-
	Corporation	Guarantor	Guarantor
(In millions)	(Parent Co.)	Subsidiaries	Subsidiaries	Eliminations	Consolidated

Net sales and operating revenues	$1,696.3	$1,350.7	$65.7	$(1,419.2)	$1,693.5
Cost of products sold	1,092.7	1,325.7	43.2	(1,419.2)	1,042.4
Gross profit	603.6	25.0	22.5	--	651.1

Operating expenses:
Selling, general and administrative	649.3	0.5	25.0	--	674.8
Depreciation and amortization	30.4	--	1.6	--	32.0
Impairment of long-lived assets	4.2	--	--	--	4.2
Total operating expenses	683.9	0.5	26.6	--	711.0

Operating (loss) income	(80.3)	24.5	(4.1)	--	(59.9)

Interest income	0.3	5.4	2.9	(7.9)	0.7
Interest expense	(36.7)	--	(0.3)	7.9	(29.1)
Other loss	(0.3)	--	--	--	(0.3)

(Loss) income from continuing operations
before income taxes	(117.0)	29.9	(1.5)	--	(88.6)
Income tax (benefit) expense	(6.3)	6.6	(0.7)	--	(0.4)
Equity in earnings of subsidiaries, net of income taxes	14.3	(1.8)	--	(12.5)	--

(Loss) income from continuing operations	(96.4)	21.5	(0.8)	(12.5)	(88.2)
Discontinued operations, net of income taxes	--	(8.2)	--	--	(8.2)

Net (loss) income	$(96.4)	$13.3	$(0.8)	$(12.5)	$(96.4)

Comprehensive (loss) income	$(95.7)	$14.1	$(0.1)	$(14.0)	$(95.7)

Condensed Consolidating Statements of Comprehensive Income (unaudited)

For the Six Months Ended June 30, 2012

	RadioShack		Non-
	Corporation	Guarantor	Guarantor
(In millions)	(Parent Co.)	Subsidiaries	Subsidiaries	Eliminations	Consolidated

Net sales and operating revenues	$1,911.8	$1,622.4	$59.3	$(1,831.6)	$1,761.9
Cost of products sold	1,305.3	1,541.0	36.9	(1,831.6)	1,051.6
Gross profit	606.5	81.4	22.4	--	710.3

Operating expenses:
Selling, general and administrative	657.6	3.8	20.9	--	682.3
Depreciation and amortization	32.5	--	1.0	--	33.5
Impairment of long-lived assets	1.5	--	--	--	1.5
Total operating expenses	691.6	3.8	21.9	--	717.3

Operating (loss) income	(85.1)	77.6	0.5	--	(7.0)

Interest income	0.1	5.5	2.9	(7.7)	0.8
Interest expense	(33.7)	--	--	7.7	(26.0)
Other income	--	--	--	--	--

(Loss) income from continuing operations
before income taxes	(118.7)	83.1	3.4	--	(32.2)
Income tax (benefit) expense	(45.8)	34.1	0.4	--	(11.3)
Equity in earnings of subsidiaries, net of income taxes	43.9	2.1	--	(46.0)	--

(Loss) income from continuing operations	(29.0)	51.1	3.0	(46.0)	(20.9)
Discontinued operations, net of income taxes	--	(8.1)	--	--	(8.1)

Net (loss) income	$(29.0)	$43.0	$3.0	$(46.0)	$(29.0)

Comprehensive (loss) income	$(26.3)	$45.5	$5.4	$(50.9)	$(26.3)

Condensed Consolidating Balance Sheets (unaudited)

At June 30, 2013

	RadioShack		Non-
	Corporation	Guarantor	Guarantor
(In millions)	(Parent Co.)	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$93.8	$322.6	$15.6	$--	$432.0
Accounts and notes receivable, net	216.7	--	1.8	--	218.5
Inventories	778.8	13.1	33.9	--	825.8
Other current assets	79.5	4.5	6.4	--	90.4
Intercompany receivables	--	245.1	--	(245.1)	--
Intercompany notes receivable	--	1,463.0	--	(1,463.0)	--
Total current assets	1,168.8	2,048.3	57.7	(1,708.1)	1,566.7

Property, plant and equipment, net	194.8	0.9	13.1	--	208.8
Goodwill, net	--	0.5	36.0	--	36.5
Other assets, net	28.4	0.7	12.4	--	41.5
Investment in subsidiaries	2,059.0	73.7	--	(2,132.7)	--
Total assets	$3,451.0	$2,124.1	$119.2	$(3,840.8)	$1,853.5

Liabilities and Stockholders’ Equity
Current liabilities:
Current maturities of long-term debt	$213.5	$--	$--	$--	$213.5
Accounts payable	181.4	6.9	12.4	--	200.7
Accrued expenses and other current liabilities	182.6	24.4	6.4	--	213.4
Intercompany payables	230.9	--	14.2	(245.1)	--
Intercompany notes payable	1,463.0	--	--	(1,463.0)	--
Total current liabilities	2,271.4	31.3	33.0	(1,708.1)	627.6

Long-term debt, excluding current maturities	499.2	--	--	--	499.2
Other non-current liabilities	173.8	45.8	0.5	--	220.1
Total liabilities	2,944.4	77.1	33.5	(1,708.1)	1,346.9

Stockholders’ equity	506.6	2,047.0	85.7	(2,132.7)	506.6
Total liabilities and stockholders’ equity	$3,451.0	$2,124.1	$119.2	$(3,840.8)	$1,853.5

Condensed Consolidating Balance Sheets (unaudited)

At December 31, 2012

	RadioShack		Non-
	Corporation	Guarantor	Guarantor
(In millions)	(Parent Co.)	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$84.9	$430.5	$20.3	$--	$535.7
Accounts and notes receivable, net	381.0	69.6	1.9	--	452.5
Inventories	804.8	62.7	40.8	--	908.3
Other current assets	74.8	4.2	6.4	--	85.4
Intercompany receivables	--	146.9	--	(146.9)	--
Intercompany notes receivable	--	1,354.5	--	(1,354.5)	--
Total current assets	1,345.5	2,068.4	69.4	(1,501.4)	1,981.9

Property, plant and equipment, net	218.5	6.3	14.2	--	239.0
Goodwill, net	--	0.5	36.1	--	36.6
Other assets, net	30.7	0.1	10.8	--	41.6
Investment in subsidiaries	2,041.0	77.8	--	(2,118.8)	--
Total assets	$3,635.7	$2,153.1	$130.5	$(3,620.2)	$2,299.1

Liabilities and Stockholders’ Equity
Current liabilities:
Current maturities of long-term debt	$278.7	$--	$--	$--	$278.7
Accounts payable	373.0	36.5	26.1	--	435.6
Accrued expenses and other current liabilities	217.6	36.4	9.9	--	263.9
Intercompany payables	141.7	--	5.2	(146.9)	--
Intercompany notes payable	1,354.5	--	--	(1,354.5)	--
Total current liabilities	2,365.5	72.9	41.2	(1,501.4)	978.2

Long-term debt, excluding current maturities	499.0	--	--	--	499.0
Other non-current liabilities	172.5	50.5	0.2	--	223.2
Total liabilities	3,037.0	123.4	41.4	(1,501.4)	1,700.4

Stockholders’ equity	598.7	2,029.7	89.1	(2,118.8)	598.7
Total liabilities and stockholders’ equity	$3,635.7	$2,153.1	$130.5	$(3,620.2)	$2,299.1

Condensed Consolidating Balance Sheets (unaudited)

At June 30, 2012

	RadioShack		Non-
	Corporation	Guarantor	Guarantor
(In millions)	(Parent Co.)	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$153.4	$344.0	$20.3	$--	$517.7
Accounts and notes receivable, net	206.9	38.3	4.8	--	250.0
Inventories	718.0	76.4	34.3	--	828.7
Other current assets	138.8	0.9	5.1	--	144.8
Intercompany receivables	--	197.7	--	(197.7)	--
Intercompany notes receivable	--	1,452.4	--	(1,452.4)	--
Total current assets	1,217.1	2,109.7	64.5	(1,650.1)	1,741.2

Property, plant and equipment, net	227.2	20.7	8.6	--	256.5
Goodwill, net	3.0	0.5	34.9	--	38.4
Other assets, net	39.6	1.5	10.5	--	51.6
Investment in subsidiaries	2,079.3	74.8	--	(2,154.1)	--
Total assets	$3,566.2	$2,207.2	$118.5	$(3,804.2)	$2,087.7

Liabilities and Stockholders’ Equity
Current liabilities:
Current maturities of long-term debt	$355.4	$--	$--	$--	$355.4
Accounts payable	263.6	68.6	20.1	--	352.3
Accrued expenses and other current liabilities	189.8	43.4	8.5	--	241.7
Intercompany payables	195.8	--	1.9	(197.7)	--
Intercompany notes payable	1,452.4	--	--	(1,452.4)	--
Total current liabilities	2,457.0	112.0	30.5	(1,650.1)	949.4

Long-term debt, excluding current maturities	323.9	--	--	--	323.9
Other non-current liabilities	80.7	28.3	0.8	--	109.8
Total liabilities	2,861.6	140.3	31.3	(1,650.1)	1,383.1

Stockholders’ equity	704.6	2,066.9	87.2	(2,154.1)	704.6
Total liabilities and stockholders’ equity	$3,566.2	$2,207.2	$118.5	$(3,804.2)	$2,087.7

Condensed Consolidating Statements of Cash Flows (unaudited)

For the Six Months Ended June 30, 2013

	RadioShack		Non-
	Corporation	Guarantor	Guarantor
(In millions)	(Parent Co.)	Subsidiaries	Subsidiaries	Eliminations	Consolidated

Net cash (used in) provided by operating activities	$(28.9)	$98.8	$(6.9)	$--	$63.0

Cash flows from investing activities:
Additions to property, plant and equipment	(10.9)	--	(0.8)	--	(11.7)
Proceeds from sale of property, plant and equipment	6.5	--	--	--	6.5
Changes in restricted cash	(5.6)	--	--	--	(5.6)
Other investing activities	(3.6)	(2.9)	(2.9)	5.8	(3.6)
Return of capital from subsidiary	6.0	6.0	--	(12.0)	--
Net cash (used in) provided by investing activities	(7.6)	3.1	(3.7)	(6.2)	(14.4)

Cash flows from financing activities:
Principal amount of long-term debt repayments	(72.5)	--	--	--	(72.5)
Changes in cash overdrafts	(79.8)	--	--	--	(79.8)
Payment of capital distribution	--	(6.0)	(6.0)	12.0	--
Capital contribution	--	2.9	2.9	(5.8)	--
Change in intercompany receivable/payable	197.7	(206.7)	9.0	--	--
Net cash provided by (used in) financing activities	45.4	(209.8)	5.9	6.2	(152.3)

Net increase (decrease) in cash and cash equivalents	8.9	(107.9)	(4.7)	--	(103.7)
Cash and cash equivalents, beginning of period	84.9	430.5	20.3	--	535.7
Cash and cash equivalents, end of period	$93.8	$322.6	$15.6	$--	$432.0

Condensed Consolidating Statements of Cash Flows (unaudited)

For the Six Months Ended June 30, 2012

	RadioShack		Non-
	Corporation	Guarantor	Guarantor
(In millions)	(Parent Co.)	Subsidiaries	Subsidiaries	Eliminations	Consolidated

Net cash (used in) provided by operating activities	$(58.7)	$90.2	$(8.6)	$--	$22.9

Cash flows from investing activities:
Additions to property, plant and equipment	(25.4)	(1.5)	(0.8)	--	(27.7)
Proceeds from sale of property, plant and equipment	--	--	--	--	--
Changes in restricted cash	(26.5)	--	--	--	(26.5)
Other investing activities	0.1	--	--	--	0.1
Net cash used in investing activities	(51.8)	(1.5)	(0.8)	--	(54.1)

Cash flows from financing activities:
Payments of dividends	(24.9)	--	--	--	(24.9)
Changes in cash overdrafts	(17.9)	--	--	--	(17.9)
Change in intercompany receivable/payable	152.1	(149.6)	(2.5)	--	--
Net cash provided by (used in) financing activities	109.3	(149.6)	(2.5)	--	(42.8)

Net decrease in cash and cash equivalents	(1.2)	(60.9)	(11.9)	--	(74.0)
Cash and cash equivalents, beginning of period	154.6	404.9	32.2	--	591.7
Cash and cash equivalents, end of period	$153.4	$344.0	$20.3	$--	$517.7

Discontinued Operations (Policy)	6 Months Ended
Jun. 30, 2013
Discontinued Operations [Abstract]
Discontinued Operations

We account for closed retail locations as discontinued operations when the cash flows of a retail location have been eliminated from our ongoing operations, and we do not have any significant continuing involvement in its operations. In reaching the determination as to whether the cash flows of a retail location have been eliminated from our ongoing operations, we consider whether it is likely that customers will migrate to our other retail locations in the same geographic market.

We ceased operating all of our Target Mobile centers prior to March 31, 2013. We concluded that the cash flows from these centers were eliminated from our ongoing operations. Therefore, the results of these operations, net of income taxes, have been presented as discontinued operations in the Condensed Consolidated Statements of Comprehensive Income for all periods presented.

Net Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2013
Net Loss Per Share [Abstract]
Schedule Of Basic And Diluted Net Loss Per Share Calculations

	Three Months Ended		Six Months Ended
	June 30,		June 30,
(In millions)	2013	2012	2013	2012

Numerator:
Loss from continuing operations	$(53.4)	$(16.2)	$(88.2)	$(20.9)
Discontinued operations, net of taxes	0.3	(4.8)	(8.2)	(8.1)
Net loss	$(53.1)	$(21.0)	$(96.4)	$(29.0)

Denominator:
Weighted-average common shares outstanding	100.7	100.1	100.7	100.0
Dilutive effect of stock-based awards	--	--	--	--
Weighted-average shares for diluted net loss per share	100.7	100.1	100.7	100.0

Common Stock Equivalents That Were Not Included In The Calculation Of Diluted Net Loss Per Share

	Three Months Ended		Six Months Ended
	June 30,		June 30,
(In millions)	2013	2012	2013	2012

Employee stock options (1) (2)	10.0	7.4	10.0	7.4
Warrants to purchase common stock (3)	15.8	15.8	15.8	15.8
Convertible debt instruments (4)	9.0	15.8	9.0	15.8

(1)

Certain employee stock options were excluded from weighted-average shares for diluted net loss per share because the exercise prices exceeded the average market price of our common stock during the period, and the effect of their inclusion would be antidilutive. For the second quarter of 2013 and the first six months of 2013, 6.7 million employee stock options were excluded from both periods for this reason, compared with 7.4 million in the same periods last year.

(2)

Certain employee stock options were excluded from weighted-average shares for diluted net loss per share because the effect of their inclusion would reduce our net loss per share and would be antidilutive. For the second quarter of 2013 and the first six months of 2013, 3.3 million employee stock options were excluded from both periods for this reason.

(3)

These common stock equivalents were excluded because the exercise prices ($35.88 per share for all periods) exceeded the average market price of our common stock during these periods, and the effect of their inclusion would be antidilutive.

(4)

These common stock equivalents were excluded because the exercise prices ($23.77 per share for all periods) exceeded the average market price of our common stock during these periods, and the effect of their inclusion would be antidilutive.

Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2013
Fair Value Measurements [Abstract]
Assets And Liabilities Measured At Fair Value On A Nonrecurring Basis

Basis of Fair Value Measurements
		Quoted Prices	Significant
		in Active	Other	Significant
	Fair Value	Markets for	Observable	Unobservable
	of Assets	Identical Items	Inputs	Inputs
(In millions)	(Liabilities)	(Level 1)	(Level 2)	(Level 3)

Three Months Ended June 30, 2013
Long-lived assets held and used	$1.1	--	--	$1.1

Carrying Amounts And Related Estimated Fair Value Of Debt Instruments

			Basis of Fair Value Measurements
			Quoted Prices	Significant
			in Active	Other	Significant
			Markets for	Observable	Unobservable
	Carrying	Fair Value	Identical Items	Inputs	Inputs
(In millions)	Amount	of Liabilities	(Level 1)	(Level 2)	(Level 3)

As of June 30, 2013
2013 Convertible Notes	$213.5	$211.7	--	$211.7	--
2019 Notes	$323.2	$229.9	--	$229.9	--
Secured term loans	$175.0	$175.0	--	--	$175.0
Other	$1.0	$1.0	--	--	$1.0

As of December 31, 2012
2013 Convertible Notes	$278.7	$265.9	--	$265.9	--
2019 Notes	$323.0	$198.3	--	$198.3	--
Secured term loans	$175.0	$175.0	--	--	$175.0
Other	$1.0	$1.0	--	--	$1.0

Segment Reporting (Tables)	6 Months Ended
Jun. 30, 2013
Segment Reporting [Abstract]
Schedule Of Segment Reporting Information

Revenue by reportable segment is as follows:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
(In millions)	2013	2012	2013	2012
U.S. RadioShack company-operated stores	$768.7	$772.4	$1,538.8	$1,606.0
Other	75.8	76.2	154.7	155.9
	$844.5	$848.6	$1,693.5	$1,761.9

Operating income (loss) by reportable segment and the reconciliation to loss from continuing operations before income taxes are as follows:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
(In millions)	2013	2012	2013	2012
U.S. RadioShack company-operated stores	$39.4	$72.0	$100.6	$163.3
Other	3.3	6.0	11.6	14.4
	42.7	78.0	112.2	177.7

Unallocated (1)	(84.1)	(92.1)	(172.1)	(184.7)
Operating loss	(41.4)	(14.1)	(59.9)	(7.0)

Interest income	0.3	0.3	0.7	0.8
Interest expense	(14.1)	(12.9)	(29.1)	(26.0)
Other loss	--	--	(0.3)	--
Loss from continuing operations before income taxes	$(55.2)	$(26.7)	$(88.6)	$(32.2)

(1)

The unallocated category included in operating income relates to our overhead and corporate expenses that are not allocated to our operating segments for management reporting purposes. Unallocated costs include corporate departmental expenses such as labor and benefits, advertising, insurance, distribution, and information technology costs, plus certain unusual or infrequent gains or losses.

Supplemental Guarantor Financial Information (Tables)	6 Months Ended
Jun. 30, 2013
Supplemental Guarantor Financial Information [Abstract]
Condensed Consolidating Statements Of Comprehensive Income

Condensed Consolidating Statements of Comprehensive Income (unaudited)

For the Three Months Ended June 30, 2013

	RadioShack		Non-
	Corporation	Guarantor	Guarantor
(In millions)	(Parent Co.)	Subsidiaries	Subsidiaries	Eliminations	Consolidated

Net sales and operating revenues	$811.8	$624.9	$31.0	$(623.2)	$844.5
Cost of products sold	522.2	611.1	20.6	(623.2)	530.7
Gross profit	289.6	13.8	10.4	--	313.8

Operating expenses:
Selling, general and administrative	322.3	1.0	13.6	--	336.9
Depreciation and amortization	14.7	--	0.8	--	15.5
Impairment of long-lived assets	2.8	--	--	--	2.8
Total operating expenses	339.8	1.0	14.4	--	355.2

Operating (loss) income	(50.2)	12.8	(4.0)	--	(41.4)

Interest income	--	2.8	1.5	(4.0)	0.3
Interest expense	(17.9)	--	(0.2)	4.0	(14.1)
Other income	--	--	--	--	--

(Loss) income from continuing operations
before income taxes	(68.1)	15.6	(2.7)	--	(55.2)
Income tax (benefit) expense	(4.7)	4.0	(1.1)	--	(1.8)
Equity in earnings of subsidiaries, net of income taxes	10.3	(1.9)	--	(8.4)	--

(Loss) income from continuing operations	(53.1)	9.7	(1.6)	(8.4)	(53.4)
Discontinued operations, net of income taxes	--	0.3	--	--	0.3

Net (loss) income	$(53.1)	$10.0	$(1.6)	$(8.4)	$(53.1)

Comprehensive (loss) income	$(56.7)	$6.4	$(5.1)	$(1.3)	$(56.7)

Condensed Consolidating Statements of Comprehensive Income (unaudited)

For the Three Months Ended June 30, 2012

	RadioShack		Non-
	Corporation	Guarantor	Guarantor
(In millions)	(Parent Co.)	Subsidiaries	Subsidiaries	Eliminations	Consolidated

Net sales and operating revenues	$933.0	$864.8	$27.9	$(977.1)	$848.6
Cost of products sold	646.9	821.2	17.4	(977.1)	508.4
Gross profit	286.1	43.6	10.5	--	340.2

Operating expenses:
Selling, general and administrative	324.2	1.8	11.0	--	337.0
Depreciation and amortization	15.8	--	0.5	--	16.3
Impairment of long-lived assets	1.0	--	--	--	1.0
Total operating expenses	341.0	1.8	11.5	--	354.3

Operating (loss) income	(54.9)	41.8	(1.0)	--	(14.1)

Interest income	--	2.8	1.4	(3.9)	0.3
Interest expense	(16.8)	--	--	3.9	(12.9)

(Loss) income from continuing operations
before income taxes	(71.7)	44.6	0.4	--	(26.7)
Income tax (benefit) expense	(29.0)	19.1	(0.6)	--	(10.5)
Equity in earnings of subsidiaries, net of income taxes	21.7	0.6	--	(22.3)	--

(Loss) income from continuing operations	(21.0)	26.1	1.0	(22.3)	(16.2)
Discontinued operations, net of income taxes	--	(4.8)	--	--	(4.8)

Net (loss) income	$(21.0)	$21.3	$1.0	$(22.3)	$(21.0)

Comprehensive (loss) income	$(23.9)	$18.2	$(2.2)	$(16.0)	$(23.9)

Condensed Consolidating Statements of Comprehensive Income (unaudited)

For the Six Months Ended June 30, 2013

	RadioShack		Non-
	Corporation	Guarantor	Guarantor
(In millions)	(Parent Co.)	Subsidiaries	Subsidiaries	Eliminations	Consolidated

Net sales and operating revenues	$1,696.3	$1,350.7	$65.7	$(1,419.2)	$1,693.5
Cost of products sold	1,092.7	1,325.7	43.2	(1,419.2)	1,042.4
Gross profit	603.6	25.0	22.5	--	651.1

Operating expenses:
Selling, general and administrative	649.3	0.5	25.0	--	674.8
Depreciation and amortization	30.4	--	1.6	--	32.0
Impairment of long-lived assets	4.2	--	--	--	4.2
Total operating expenses	683.9	0.5	26.6	--	711.0

Operating (loss) income	(80.3)	24.5	(4.1)	--	(59.9)

Interest income	0.3	5.4	2.9	(7.9)	0.7
Interest expense	(36.7)	--	(0.3)	7.9	(29.1)
Other loss	(0.3)	--	--	--	(0.3)

(Loss) income from continuing operations
before income taxes	(117.0)	29.9	(1.5)	--	(88.6)
Income tax (benefit) expense	(6.3)	6.6	(0.7)	--	(0.4)
Equity in earnings of subsidiaries, net of income taxes	14.3	(1.8)	--	(12.5)	--

(Loss) income from continuing operations	(96.4)	21.5	(0.8)	(12.5)	(88.2)
Discontinued operations, net of income taxes	--	(8.2)	--	--	(8.2)

Net (loss) income	$(96.4)	$13.3	$(0.8)	$(12.5)	$(96.4)

Comprehensive (loss) income	$(95.7)	$14.1	$(0.1)	$(14.0)	$(95.7)

Condensed Consolidating Statements of Comprehensive Income (unaudited)

For the Six Months Ended June 30, 2012

	RadioShack		Non-
	Corporation	Guarantor	Guarantor
(In millions)	(Parent Co.)	Subsidiaries	Subsidiaries	Eliminations	Consolidated

Net sales and operating revenues	$1,911.8	$1,622.4	$59.3	$(1,831.6)	$1,761.9
Cost of products sold	1,305.3	1,541.0	36.9	(1,831.6)	1,051.6
Gross profit	606.5	81.4	22.4	--	710.3

Operating expenses:
Selling, general and administrative	657.6	3.8	20.9	--	682.3
Depreciation and amortization	32.5	--	1.0	--	33.5
Impairment of long-lived assets	1.5	--	--	--	1.5
Total operating expenses	691.6	3.8	21.9	--	717.3

Operating (loss) income	(85.1)	77.6	0.5	--	(7.0)

Interest income	0.1	5.5	2.9	(7.7)	0.8
Interest expense	(33.7)	--	--	7.7	(26.0)
Other income	--	--	--	--	--

(Loss) income from continuing operations
before income taxes	(118.7)	83.1	3.4	--	(32.2)
Income tax (benefit) expense	(45.8)	34.1	0.4	--	(11.3)
Equity in earnings of subsidiaries, net of income taxes	43.9	2.1	--	(46.0)	--

(Loss) income from continuing operations	(29.0)	51.1	3.0	(46.0)	(20.9)
Discontinued operations, net of income taxes	--	(8.1)	--	--	(8.1)

Net (loss) income	$(29.0)	$43.0	$3.0	$(46.0)	$(29.0)

Comprehensive (loss) income	$(26.3)	$45.5	$5.4	$(50.9)	$(26.3)

Condensed Consolidating Balance Sheets

Condensed Consolidating Balance Sheets (unaudited)

At June 30, 2013

	RadioShack		Non-
	Corporation	Guarantor	Guarantor
(In millions)	(Parent Co.)	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$93.8	$322.6	$15.6	$--	$432.0
Accounts and notes receivable, net	216.7	--	1.8	--	218.5
Inventories	778.8	13.1	33.9	--	825.8
Other current assets	79.5	4.5	6.4	--	90.4
Intercompany receivables	--	245.1	--	(245.1)	--
Intercompany notes receivable	--	1,463.0	--	(1,463.0)	--
Total current assets	1,168.8	2,048.3	57.7	(1,708.1)	1,566.7

Property, plant and equipment, net	194.8	0.9	13.1	--	208.8
Goodwill, net	--	0.5	36.0	--	36.5
Other assets, net	28.4	0.7	12.4	--	41.5
Investment in subsidiaries	2,059.0	73.7	--	(2,132.7)	--
Total assets	$3,451.0	$2,124.1	$119.2	$(3,840.8)	$1,853.5

Liabilities and Stockholders’ Equity
Current liabilities:
Current maturities of long-term debt	$213.5	$--	$--	$--	$213.5
Accounts payable	181.4	6.9	12.4	--	200.7
Accrued expenses and other current liabilities	182.6	24.4	6.4	--	213.4
Intercompany payables	230.9	--	14.2	(245.1)	--
Intercompany notes payable	1,463.0	--	--	(1,463.0)	--
Total current liabilities	2,271.4	31.3	33.0	(1,708.1)	627.6

Long-term debt, excluding current maturities	499.2	--	--	--	499.2
Other non-current liabilities	173.8	45.8	0.5	--	220.1
Total liabilities	2,944.4	77.1	33.5	(1,708.1)	1,346.9

Stockholders’ equity	506.6	2,047.0	85.7	(2,132.7)	506.6
Total liabilities and stockholders’ equity	$3,451.0	$2,124.1	$119.2	$(3,840.8)	$1,853.5

Condensed Consolidating Balance Sheets (unaudited)

At December 31, 2012

	RadioShack		Non-
	Corporation	Guarantor	Guarantor
(In millions)	(Parent Co.)	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$84.9	$430.5	$20.3	$--	$535.7
Accounts and notes receivable, net	381.0	69.6	1.9	--	452.5
Inventories	804.8	62.7	40.8	--	908.3
Other current assets	74.8	4.2	6.4	--	85.4
Intercompany receivables	--	146.9	--	(146.9)	--
Intercompany notes receivable	--	1,354.5	--	(1,354.5)	--
Total current assets	1,345.5	2,068.4	69.4	(1,501.4)	1,981.9

Property, plant and equipment, net	218.5	6.3	14.2	--	239.0
Goodwill, net	--	0.5	36.1	--	36.6
Other assets, net	30.7	0.1	10.8	--	41.6
Investment in subsidiaries	2,041.0	77.8	--	(2,118.8)	--
Total assets	$3,635.7	$2,153.1	$130.5	$(3,620.2)	$2,299.1

Liabilities and Stockholders’ Equity
Current liabilities:
Current maturities of long-term debt	$278.7	$--	$--	$--	$278.7
Accounts payable	373.0	36.5	26.1	--	435.6
Accrued expenses and other current liabilities	217.6	36.4	9.9	--	263.9
Intercompany payables	141.7	--	5.2	(146.9)	--
Intercompany notes payable	1,354.5	--	--	(1,354.5)	--
Total current liabilities	2,365.5	72.9	41.2	(1,501.4)	978.2

Long-term debt, excluding current maturities	499.0	--	--	--	499.0
Other non-current liabilities	172.5	50.5	0.2	--	223.2
Total liabilities	3,037.0	123.4	41.4	(1,501.4)	1,700.4

Stockholders’ equity	598.7	2,029.7	89.1	(2,118.8)	598.7
Total liabilities and stockholders’ equity	$3,635.7	$2,153.1	$130.5	$(3,620.2)	$2,299.1

Condensed Consolidating Balance Sheets (unaudited)

At June 30, 2012

	RadioShack		Non-
	Corporation	Guarantor	Guarantor
(In millions)	(Parent Co.)	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$153.4	$344.0	$20.3	$--	$517.7
Accounts and notes receivable, net	206.9	38.3	4.8	--	250.0
Inventories	718.0	76.4	34.3	--	828.7
Other current assets	138.8	0.9	5.1	--	144.8
Intercompany receivables	--	197.7	--	(197.7)	--
Intercompany notes receivable	--	1,452.4	--	(1,452.4)	--
Total current assets	1,217.1	2,109.7	64.5	(1,650.1)	1,741.2

Property, plant and equipment, net	227.2	20.7	8.6	--	256.5
Goodwill, net	3.0	0.5	34.9	--	38.4
Other assets, net	39.6	1.5	10.5	--	51.6
Investment in subsidiaries	2,079.3	74.8	--	(2,154.1)	--
Total assets	$3,566.2	$2,207.2	$118.5	$(3,804.2)	$2,087.7

Liabilities and Stockholders’ Equity
Current liabilities:
Current maturities of long-term debt	$355.4	$--	$--	$--	$355.4
Accounts payable	263.6	68.6	20.1	--	352.3
Accrued expenses and other current liabilities	189.8	43.4	8.5	--	241.7
Intercompany payables	195.8	--	1.9	(197.7)	--
Intercompany notes payable	1,452.4	--	--	(1,452.4)	--
Total current liabilities	2,457.0	112.0	30.5	(1,650.1)	949.4

Long-term debt, excluding current maturities	323.9	--	--	--	323.9
Other non-current liabilities	80.7	28.3	0.8	--	109.8
Total liabilities	2,861.6	140.3	31.3	(1,650.1)	1,383.1

Stockholders’ equity	704.6	2,066.9	87.2	(2,154.1)	704.6
Total liabilities and stockholders’ equity	$3,566.2	$2,207.2	$118.5	$(3,804.2)	$2,087.7

Condensed Consolidating Statements Of Cash Flows

Condensed Consolidating Statements of Cash Flows (unaudited)

For the Six Months Ended June 30, 2013

	RadioShack		Non-
	Corporation	Guarantor	Guarantor
(In millions)	(Parent Co.)	Subsidiaries	Subsidiaries	Eliminations	Consolidated

Net cash (used in) provided by operating activities	$(28.9)	$98.8	$(6.9)	$--	$63.0

Cash flows from investing activities:
Additions to property, plant and equipment	(10.9)	--	(0.8)	--	(11.7)
Proceeds from sale of property, plant and equipment	6.5	--	--	--	6.5
Changes in restricted cash	(5.6)	--	--	--	(5.6)
Other investing activities	(3.6)	(2.9)	(2.9)	5.8	(3.6)
Return of capital from subsidiary	6.0	6.0	--	(12.0)	--
Net cash (used in) provided by investing activities	(7.6)	3.1	(3.7)	(6.2)	(14.4)

Cash flows from financing activities:
Principal amount of long-term debt repayments	(72.5)	--	--	--	(72.5)
Changes in cash overdrafts	(79.8)	--	--	--	(79.8)
Payment of capital distribution	--	(6.0)	(6.0)	12.0	--
Capital contribution	--	2.9	2.9	(5.8)	--
Change in intercompany receivable/payable	197.7	(206.7)	9.0	--	--
Net cash provided by (used in) financing activities	45.4	(209.8)	5.9	6.2	(152.3)

Net increase (decrease) in cash and cash equivalents	8.9	(107.9)	(4.7)	--	(103.7)
Cash and cash equivalents, beginning of period	84.9	430.5	20.3	--	535.7
Cash and cash equivalents, end of period	$93.8	$322.6	$15.6	$--	$432.0

Condensed Consolidating Statements of Cash Flows (unaudited)

For the Six Months Ended June 30, 2012

	RadioShack		Non-
	Corporation	Guarantor	Guarantor
(In millions)	(Parent Co.)	Subsidiaries	Subsidiaries	Eliminations	Consolidated

Net cash (used in) provided by operating activities	$(58.7)	$90.2	$(8.6)	$--	$22.9

Cash flows from investing activities:
Additions to property, plant and equipment	(25.4)	(1.5)	(0.8)	--	(27.7)
Proceeds from sale of property, plant and equipment	--	--	--	--	--
Changes in restricted cash	(26.5)	--	--	--	(26.5)
Other investing activities	0.1	--	--	--	0.1
Net cash used in investing activities	(51.8)	(1.5)	(0.8)	--	(54.1)

Cash flows from financing activities:
Payments of dividends	(24.9)	--	--	--	(24.9)
Changes in cash overdrafts	(17.9)	--	--	--	(17.9)
Change in intercompany receivable/payable	152.1	(149.6)	(2.5)	--	--
Net cash provided by (used in) financing activities	109.3	(149.6)	(2.5)	--	(42.8)

Net decrease in cash and cash equivalents	(1.2)	(60.9)	(11.9)	--	(74.0)
Cash and cash equivalents, beginning of period	154.6	404.9	32.2	--	591.7
Cash and cash equivalents, end of period	$153.4	$344.0	$20.3	$--	$517.7

Basis Of Presentation (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012
Basis Of Presentation [Abstract]
Deferred rent, non-current	$ 25.8

Discontinued Operations (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Discontinued Operations [Abstract]
Net sales and operating revenues from discontinued operations	$ 2.4	$ 104.7	$ 72.2	$ 199.6
Income (loss) before income taxes from discontinued operations	$ 0.4	$ (7.1)	$ (7.9)	$ (12.4)

Indebtedness (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended
Jun. 30, 2013
Debt Instrument [Line Items]
Loss on extinguishment of debt	$ 0.3
2013 Convertible Notes [Member]
Debt Instrument [Line Items]
Aggregate principal amount of debt outstanding	214.4
Notes Repurchased [Member] | 2013 Convertible Notes [Member]
Debt Instrument [Line Items]
Principal amount of debt repurchased	72.5
Interest rate of notes	2.50%
Maturity date	Aug 1, 2013
Total cash consideration for debt repurchase	71.6
Cash paid to purchase debt	71.4
Accrued and unpaid interest	0.2
Loss on extinguishment of debt	$ 0.3

Net Loss Per Share (Schedule Of Basic And Diluted Net (Loss) Income Per Share Calculations) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Numerator:
Loss from continuing operations	$ (53.4)	$ (16.2)	$ (88.2)	$ (20.9)
Discontinued operations, net of taxes	0.3	(4.8)	(8.2)	(8.1)
Net income (loss)	$ (53.1)	$ (21)	$ (96.4)	$ (29)
Denominator:
Weighted-average common shares outstanding	100.7	100.1	100.7	100
Dilutive effect of stock-based awards
Weighted-average shares for diluted net loss per share	100.7	100.1	100.7	100

Net Loss Per Share (Common Stock Equivalents That Were Not Included In The Calculation Of Diluted Net (Loss) Income Per Share) (Details) (USD $)
In Millions, except Per Share data, unless otherwise specified	3 Months Ended				6 Months Ended
	Jun. 30, 2013		Jun. 30, 2012		Jun. 30, 2013		Jun. 30, 2012
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Exercise price of warrants	35.88		35.88		35.88		35.88
Conversion price	23.77		23.77		23.77		23.77
Employee Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock equivalents excluded	10	[1],[2]	7.4	[1],[2]	10	[1],[2]	7.4	[1],[2]
Warrants To Purchase Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock equivalents excluded	15.8	[3]	15.8	[3]	15.8	[3]	15.8	[3]
Convertible Debt Instruments [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock equivalents excluded	9	[4]	15.8	[4]	9	[4]	15.8	[4]
Exceed Average Market Price [Member] | Employee Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock equivalents excluded	6.7		7.4		6.7		7.4
Reduce Net Loss Per Share [Member] | Employee Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock equivalents excluded	3.3				3.3

[1]	Certain employee stock options were excluded from weighted-average shares for diluted net loss per share because the exercise prices exceeded the average market price of our common stock during the period, and the effect of their inclusion would be antidilutive. For the second quarter of 2013 and the first six months of 2013, 6.7 million employee stock options were excluded from both periods for this reason, compared with 7.4 million in the same periods last year.
[2]	Certain employee stock options were excluded from weighted-average shares for diluted net loss per share because the effect of their inclusion would reduce our net loss per share and would be antidilutive. For the second quarter of 2013 and the first six months of 2013, 3.3 million employee stock options were excluded from both periods for this reason.
[3]	These common stock equivalents were excluded because the exercise prices ($35.88 per share for all periods) exceeded the average market price of our common stock during these periods, and the effect of their inclusion would be antidilutive.
[4]	These common stock equivalents were excluded because the exercise prices ($23.77 per share for all periods) exceeded the average market price of our common stock during these periods, and the effect of their inclusion would be antidilutive.

Fair Value Measurements (Narrative) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of long-lived assets after impairment	$ 1.1		$ 1.1
Impairment of long-lived assets	2.8	1	4.2	1.5
U.S. RadioShack Company-Operated Stores [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying value of long-lived assets before impairment	3.9		3.9
Fair value of long-lived assets after impairment	1.1		1.1
Impairment of long-lived assets	$ 2.8
U.S. RadioShack Company-Operated Stores [Member] | Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Risk-adjusted rate of return	15.00%
U.S. RadioShack Company-Operated Stores [Member] | Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Risk-adjusted rate of return	20.00%
2019 Notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate of debt instrument	6.75%		6.75%

Fair Value Measurements (Assets And Liabilities Measured At Fair Value On A Nonrecurring Basis) (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-lived assets held and used	$ 1.1
Quoted Prices In Active Markets For Identical Items (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-lived assets held and used
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-lived assets held and used
Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-lived assets held and used	$ 1.1

Fair Value Measurements (Carrying Amounts And Related Estimated Fair Value Of Debt Instruments) (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
2013 Convertible Notes [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt including current maturities, Carrying Amount	$ 213.5	$ 278.7
Long-term debt including current maturities, Fair Value	211.7	265.9
2013 Convertible Notes [Member] | Quoted Prices In Active Markets For Identical Items (Level 1) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt including current maturities, Fair Value
2013 Convertible Notes [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt including current maturities, Fair Value	211.7	265.9
2019 Notes [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt including current maturities, Carrying Amount	323.2	323
Long-term debt including current maturities, Fair Value	229.9	198.3
2019 Notes [Member] | Quoted Prices In Active Markets For Identical Items (Level 1) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt including current maturities, Fair Value
2019 Notes [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt including current maturities, Fair Value	229.9	198.3
Secured Term Loans [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt including current maturities, Carrying Amount	175	175
Long-term debt including current maturities, Fair Value	175	175
Secured Term Loans [Member] | Quoted Prices In Active Markets For Identical Items (Level 1) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt including current maturities, Fair Value
Secured Term Loans [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt including current maturities, Fair Value
Secured Term Loans [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt including current maturities, Fair Value	175	175
Other [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt including current maturities, Carrying Amount	1	1
Long-term debt including current maturities, Fair Value	1	1
Other [Member] | Quoted Prices In Active Markets For Identical Items (Level 1) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt including current maturities, Fair Value
Other [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt including current maturities, Fair Value
Other [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt including current maturities, Fair Value	$ 1	$ 1

Income Taxes (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2013
Income Taxes [Abstract]
Settlement of state income tax matters	$ 2.5	$ 2.5

Commitments And Contingencies (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Jun. 30, 2013
Loss Contingencies [Line Items]
Loss contingency, estimated reasonably possible loss amount		$ 16,600,000
Time period preceding filing of class action lawsuit including employees	4 years
Song-Beverly Credit Card Act [Member]
Loss Contingencies [Line Items]
Number of class action lawsuits	4
Civil penalty for violation of the act maximum first time violation	250
Civil penalty for violation of act, each subsequent transaction	1,000

Segment Reporting (Narrative) (Details) (U.S. RadioShack Company-Operated Stores [Member])	Jun. 30, 2013 store
U.S. RadioShack Company-Operated Stores [Member]
Segment Reporting Information [Line Items]
Number of retail stores	4,311

Segment Reporting (Schedule Of Segment Reporting Information) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended				6 Months Ended
	Jun. 30, 2013		Jun. 30, 2012		Jun. 30, 2013		Jun. 30, 2012
Segment Reporting Information [Line Items]
Revenue by reportable segment	$ 844.5		$ 848.6		$ 1,693.5		$ 1,761.9
Operating (loss) income	(41.4)		(14.1)		(59.9)		(7)
Interest income	0.3		0.3		0.7		0.8
Interest expense	(14.1)		(12.9)		(29.1)		(26)
Other loss					(0.3)
Loss from continuing operations before income taxes	(55.2)		(26.7)		(88.6)		(32.2)
U.S. RadioShack Company-Operated Stores [Member]
Segment Reporting Information [Line Items]
Revenue by reportable segment	768.7		772.4		1,538.8		1,606
Operating (loss) income	39.4		72		100.6		163.3
Other [Member]
Segment Reporting Information [Line Items]
Revenue by reportable segment	75.8		76.2		154.7		155.9
Operating (loss) income	3.3		6		11.6		14.4
Operating Segments [Member]
Segment Reporting Information [Line Items]
Operating (loss) income	42.7		78		112.2		177.7
Unallocated [Member]
Segment Reporting Information [Line Items]
Operating (loss) income	$ (84.1)	[1]	$ (92.1)	[1]	$ (172.1)	[1]	$ (184.7)	[1]

[1]	The unallocated category included in operating income relates to our overhead and corporate expenses that are not allocated to our operating segments for management reporting purposes. Unallocated costs include corporate departmental expenses such as labor and benefits, advertising, insurance, distribution, and information technology costs, plus certain unusual or infrequent gains or losses.

Supplemental Guarantor Financial Information (Narrative) (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended
Jun. 30, 2013
Supplemental Guarantor Financial Information [Abstract]
Credit facility maximum borrowing capacity	$ 450
Credit facility agreement expiration date	Jan 4, 2016

Supplemental Guarantor Financial Information (Condensed Consolidating Statements Of Comprehensive Income) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Supplemental Guarantor Financial Information [Line Items]
Net sales and operating revenues	$ 844.5	$ 848.6	$ 1,693.5	$ 1,761.9
Cost of products sold	530.7	508.4	1,042.4	1,051.6
Gross profit	313.8	340.2	651.1	710.3
Selling, general and administrative	336.9	337	674.8	682.3
Depreciation and amortization	15.5	16.3	32	33.5
Impairment of long-lived assets	2.8	1	4.2	1.5
Total operating expenses	355.2	354.3	711	717.3
Operating (loss) income	(41.4)	(14.1)	(59.9)	(7)
Interest income	0.3	0.3	0.7	0.8
Interest expense	(14.1)	(12.9)	(29.1)	(26)
Other (loss) income			(0.3)
Loss from continuing operations before income taxes	(55.2)	(26.7)	(88.6)	(32.2)
Income tax (benefit) expense	(1.8)	(10.5)	(0.4)	(11.3)
Loss from continuing operations	(53.4)	(16.2)	(88.2)	(20.9)
Discontinued operations, net of income taxes	0.3	(4.8)	(8.2)	(8.1)
Net income (loss)	(53.1)	(21)	(96.4)	(29)
Comprehensive (loss) income	(56.7)	(23.9)	(95.7)	(26.3)
RadioShack Corporation [Member]
Supplemental Guarantor Financial Information [Line Items]
Net sales and operating revenues	811.8	933	1,696.3	1,911.8
Cost of products sold	522.2	646.9	1,092.7	1,305.3
Gross profit	289.6	286.1	603.6	606.5
Selling, general and administrative	322.3	324.2	649.3	657.6
Depreciation and amortization	14.7	15.8	30.4	32.5
Impairment of long-lived assets	2.8	1	4.2	1.5
Total operating expenses	339.8	341	683.9	691.6
Operating (loss) income	(50.2)	(54.9)	(80.3)	(85.1)
Interest income			0.3	0.1
Interest expense	(17.9)	(16.8)	(36.7)	(33.7)
Other (loss) income			(0.3)
Loss from continuing operations before income taxes	(68.1)	(71.7)	(117)	(118.7)
Income tax (benefit) expense	(4.7)	(29)	(6.3)	(45.8)
Equity in earnings of subsidiaries, net of income taxes	10.3	21.7	14.3	43.9
Loss from continuing operations	(53.1)	(21)	(96.4)	(29)
Net income (loss)	(53.1)	(21)	(96.4)	(29)
Comprehensive (loss) income	(56.7)	(23.9)	(95.7)	(26.3)
Guarantor Subsidiaries [Member]
Supplemental Guarantor Financial Information [Line Items]
Net sales and operating revenues	624.9	864.8	1,350.7	1,622.4
Cost of products sold	611.1	821.2	1,325.7	1,541
Gross profit	13.8	43.6	25	81.4
Selling, general and administrative	1	1.8	0.5	3.8
Total operating expenses	1	1.8	0.5	3.8
Operating (loss) income	12.8	41.8	24.5	77.6
Interest income	2.8	2.8	5.4	5.5
Loss from continuing operations before income taxes	15.6	44.6	29.9	83.1
Income tax (benefit) expense	4	19.1	6.6	34.1
Equity in earnings of subsidiaries, net of income taxes	(1.9)	0.6	(1.8)	2.1
Loss from continuing operations	9.7	26.1	21.5	51.1
Discontinued operations, net of income taxes	0.3	(4.8)	(8.2)	(8.1)
Net income (loss)	10	21.3	13.3	43
Comprehensive (loss) income	6.4	18.2	14.1	45.5
Non-Guarantor Subsidiaries [Member]
Supplemental Guarantor Financial Information [Line Items]
Net sales and operating revenues	31	27.9	65.7	59.3
Cost of products sold	20.6	17.4	43.2	36.9
Gross profit	10.4	10.5	22.5	22.4
Selling, general and administrative	13.6	11	25	20.9
Depreciation and amortization	0.8	0.5	1.6	1
Total operating expenses	14.4	11.5	26.6	21.9
Operating (loss) income	(4)	(1)	(4.1)	0.5
Interest income	1.5	1.4	2.9	2.9
Interest expense	(0.2)		(0.3)
Loss from continuing operations before income taxes	(2.7)	0.4	(1.5)	3.4
Income tax (benefit) expense	(1.1)	(0.6)	(0.7)	0.4
Loss from continuing operations	(1.6)	1	(0.8)	3
Net income (loss)	(1.6)	1	(0.8)	3
Comprehensive (loss) income	(5.1)	(2.2)	(0.1)	5.4
Eliminations [Member]
Supplemental Guarantor Financial Information [Line Items]
Net sales and operating revenues	(623.2)	(977.1)	(1,419.2)	(1,831.6)
Cost of products sold	(623.2)	(977.1)	(1,419.2)	(1,831.6)
Interest income	(4)	(3.9)	(7.9)	(7.7)
Interest expense	4	3.9	7.9	7.7
Equity in earnings of subsidiaries, net of income taxes	(8.4)	(22.3)	(12.5)	(46)
Loss from continuing operations	(8.4)	(22.3)	(12.5)	(46)
Net income (loss)	(8.4)	(22.3)	(12.5)	(46)
Comprehensive (loss) income	$ (1.3)	$ (16)	$ (14)	$ (50.9)

Supplemental Guarantor Financial Information (Condensed Consolidating Balance Sheets) (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011
Supplemental Guarantor Financial Information [Line Items]
Cash and cash equivalents	$ 432	$ 535.7	$ 517.7	$ 591.7
Accounts and notes receivable, net	218.5	452.5	250
Inventories	825.8	908.3	828.7
Other current assets	90.4	85.4	144.8
Total current assets	1,566.7	1,981.9	1,741.2
Property, plant and equipment, net	208.8	239	256.5
Goodwill, net	36.5	36.6	38.4
Other assets, net	41.5	41.6	51.6
Total assets	1,853.5	2,299.1	2,087.7
Current maturities of long-term debt	213.5	278.7	355.4
Accounts payable	200.7	435.6	352.3
Accrued expenses and other current liabilities	213.4	263.9	241.7
Total current liabilities	627.6	978.2	949.4
Long-term debt, excluding current maturities	499.2	499	323.9
Other non-current liabilities	220.1	223.2	109.8
Total liabilities	1,346.9	1,700.4	1,383.1
Stockholders' equity	506.6	598.7	704.6
Total liabilities and stockholders' equity	1,853.5	2,299.1	2,087.7
RadioShack Corporation [Member]
Supplemental Guarantor Financial Information [Line Items]
Cash and cash equivalents	93.8	84.9	153.4	154.6
Accounts and notes receivable, net	216.7	381	206.9
Inventories	778.8	804.8	718
Other current assets	79.5	74.8	138.8
Total current assets	1,168.8	1,345.5	1,217.1
Property, plant and equipment, net	194.8	218.5	227.2
Goodwill, net			3
Other assets, net	28.4	30.7	39.6
Investment in subsidiaries	2,059	2,041	2,079.3
Total assets	3,451	3,635.7	3,566.2
Current maturities of long-term debt	213.5	278.7	355.4
Accounts payable	181.4	373	263.6
Accrued expenses and other current liabilities	182.6	217.6	189.8
Intercompany payables	230.9	141.7	195.8
Intercompany notes payable	1,463	1,354.5	1,452.4
Total current liabilities	2,271.4	2,365.5	2,457
Long-term debt, excluding current maturities	499.2	499	323.9
Other non-current liabilities	173.8	172.5	80.7
Total liabilities	2,944.4	3,037	2,861.6
Stockholders' equity	506.6	598.7	704.6
Total liabilities and stockholders' equity	3,451	3,635.7	3,566.2
Guarantor Subsidiaries [Member]
Supplemental Guarantor Financial Information [Line Items]
Cash and cash equivalents	322.6	430.5	344	404.9
Accounts and notes receivable, net		69.6	38.3
Inventories	13.1	62.7	76.4
Other current assets	4.5	4.2	0.9
Intercompany receivables	245.1	146.9	197.7
Intercompany notes receivable	1,463	1,354.5	1,452.4
Total current assets	2,048.3	2,068.4	2,109.7
Property, plant and equipment, net	0.9	6.3	20.7
Goodwill, net	0.5	0.5	0.5
Other assets, net	0.7	0.1	1.5
Investment in subsidiaries	73.7	77.8	74.8
Total assets	2,124.1	2,153.1	2,207.2
Accounts payable	6.9	36.5	68.6
Accrued expenses and other current liabilities	24.4	36.4	43.4
Total current liabilities	31.3	72.9	112
Other non-current liabilities	45.8	50.5	28.3
Total liabilities	77.1	123.4	140.3
Stockholders' equity	2,047	2,029.7	2,066.9
Total liabilities and stockholders' equity	2,124.1	2,153.1	2,207.2
Non-Guarantor Subsidiaries [Member]
Supplemental Guarantor Financial Information [Line Items]
Cash and cash equivalents	15.6	20.3	20.3	32.2
Accounts and notes receivable, net	1.8	1.9	4.8
Inventories	33.9	40.8	34.3
Other current assets	6.4	6.4	5.1
Total current assets	57.7	69.4	64.5
Property, plant and equipment, net	13.1	14.2	8.6
Goodwill, net	36	36.1	34.9
Other assets, net	12.4	10.8	10.5
Total assets	119.2	130.5	118.5
Accounts payable	12.4	26.1	20.1
Accrued expenses and other current liabilities	6.4	9.9	8.5
Intercompany payables	14.2	5.2	1.9
Total current liabilities	33	41.2	30.5
Other non-current liabilities	0.5	0.2	0.8
Total liabilities	33.5	41.4	31.3
Stockholders' equity	85.7	89.1	87.2
Total liabilities and stockholders' equity	119.2	130.5	118.5
Eliminations [Member]
Supplemental Guarantor Financial Information [Line Items]
Cash and cash equivalents
Intercompany receivables	(245.1)	(146.9)	(197.7)
Intercompany notes receivable	(1,463)	(1,354.5)	(1,452.4)
Total current assets	(1,708.1)	(1,501.4)	(1,650.1)
Investment in subsidiaries	(2,132.7)	(2,118.8)	(2,154.1)
Total assets	(3,840.8)	(3,620.2)	(3,804.2)
Intercompany payables	(245.1)	(146.9)	(197.7)
Intercompany notes payable	(1,463)	(1,354.5)	(1,452.4)
Total current liabilities	(1,708.1)	(1,501.4)	(1,650.1)
Total liabilities	(1,708.1)	(1,501.4)	(1,650.1)
Stockholders' equity	(2,132.7)	(2,118.8)	(2,154.1)
Total liabilities and stockholders' equity	$ (3,840.8)	$ (3,620.2)	$ (3,804.2)

Supplemental Guarantor Financial Information (Condensed Consolidating Statements Of Cash Flows) (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Supplemental Guarantor Financial Information [Line Items]
Net cash (used in) provided by operating activities	$ 63	$ 22.9
Additions to property, plant and equipment	(11.7)	(27.7)
Proceeds from sale of property, plant and equipment	6.5
Changes in restricted cash	(5.6)	(26.5)
Other investing activities	(3.6)	0.1
Net cash used in investing activities	(14.4)	(54.1)
Principal amount of long-term debt repayments	(72.5)
Payments of dividends		(24.9)
Changes in cash overdrafts	(79.8)	(17.9)
Net cash provided by (used in) financing activities	(152.3)	(42.8)
Net increase (decrease) in cash and cash equivalents	(103.7)	(74)
Cash and cash equivalents, beginning of period	535.7	591.7
Cash and cash equivalents, end of period	432	517.7
RadioShack Corporation [Member]
Supplemental Guarantor Financial Information [Line Items]
Net cash (used in) provided by operating activities	(28.9)	(58.7)
Additions to property, plant and equipment	(10.9)	(25.4)
Proceeds from sale of property, plant and equipment	6.5
Changes in restricted cash	(5.6)	(26.5)
Other investing activities	(3.6)	0.1
Return of capital from subsidiary	6
Net cash used in investing activities	(7.6)	(51.8)
Principal amount of long-term debt repayments	(72.5)
Payments of dividends		(24.9)
Changes in cash overdrafts	(79.8)	(17.9)
Change in intercompany receivable/payable	197.7	152.1
Net cash provided by (used in) financing activities	45.4	109.3
Net increase (decrease) in cash and cash equivalents	8.9	(1.2)
Cash and cash equivalents, beginning of period	84.9	154.6
Cash and cash equivalents, end of period	93.8	153.4
Guarantor Subsidiaries [Member]
Supplemental Guarantor Financial Information [Line Items]
Net cash (used in) provided by operating activities	98.8	90.2
Additions to property, plant and equipment		(1.5)
Proceeds from sale of property, plant and equipment
Other investing activities	(2.9)
Return of capital from subsidiary	6
Net cash used in investing activities	3.1	(1.5)
Payment of capital distribution	(6)
Capital contribution	2.9
Change in intercompany receivable/payable	(206.7)	(149.6)
Net cash provided by (used in) financing activities	(209.8)	(149.6)
Net increase (decrease) in cash and cash equivalents	(107.9)	(60.9)
Cash and cash equivalents, beginning of period	430.5	404.9
Cash and cash equivalents, end of period	322.6	344
Non-Guarantor Subsidiaries [Member]
Supplemental Guarantor Financial Information [Line Items]
Net cash (used in) provided by operating activities	(6.9)	(8.6)
Additions to property, plant and equipment	(0.8)	(0.8)
Proceeds from sale of property, plant and equipment
Other investing activities	(2.9)
Net cash used in investing activities	(3.7)	(0.8)
Payment of capital distribution	(6)
Capital contribution	2.9
Change in intercompany receivable/payable	9	(2.5)
Net cash provided by (used in) financing activities	5.9	(2.5)
Net increase (decrease) in cash and cash equivalents	(4.7)	(11.9)
Cash and cash equivalents, beginning of period	20.3	32.2
Cash and cash equivalents, end of period	15.6	20.3
Eliminations [Member]
Supplemental Guarantor Financial Information [Line Items]
Net cash (used in) provided by operating activities
Additions to property, plant and equipment
Proceeds from sale of property, plant and equipment
Changes in restricted cash
Other investing activities	5.8
Return of capital from subsidiary	(12)
Net cash used in investing activities	(6.2)
Payments of dividends
Changes in cash overdrafts
Payment of capital distribution	12
Capital contribution	(5.8)
Change in intercompany receivable/payable
Net cash provided by (used in) financing activities	6.2
Net increase (decrease) in cash and cash equivalents
Cash and cash equivalents, beginning of period
Cash and cash equivalents, end of period